Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of
	Summary		Compensation	compensation	initial fixed
	Compensation	Compensation	Table Total	Actual Paid to	$100
	Table Total	Actually paid	for Non-PEO	Non-PEO	Investment	Net Loss
	for PEO(1)(2)	to PEO(3)	NEOs(4)(5)	NEOs(6)	Based on TSR	(in thousands)
Year	($)	($)	($)	($)	($)	($)
2024	1,010,565	876,272	727,047	652,772	94.26	(53,189)
2023	1,133,845	1,264,503	726,784	814,529	126.23	(30,656)
2022	977,721	929,307	555,000	582,974	94.26	(17,140)
(1)	The principal executive officer (the “PEO”) was John W. Cash in 2024, 2023, and 2022. Jeffrey T. Klenda was our CEO in early 2022 prior to his retirement and Mr. Cash assumed the CEO position at that time.
(2)	Reflects the total compensation reported in the Summary Compensation Table for Mr. Cash in each year.
(3)	Represents the total compensation reported in the Summary Compensation Table adjusted in accordance with Item 402(v) of Regulation S-K. The adjustments are described more fully in the following table.
(4)	The Non-PEO NEOs were Steven M. Hatten and Roger L. Smith in 2024, 2023, and 2022.
(5)	Reflects the average total compensation reported in the Summary Compensation Table for Messrs. Hatten and Smith for each of the years presented.
(6)	Represents the average total compensation reported in the Summary Compensation Table adjusted in accordance with Item 402(v) of Regulation S-K. The adjustments are described more fully in the following table.

Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2024		2023		2022
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,010,565	727,047	1,133,845	726,784	977,721	555,000
Subtract summary compensation table Stock awards(3)	(76,067)	(44,941)	(71,214)	(40,958)	(53,301)	(34,063)
Subtract summary compensation table Option awards(3)	(158,620)	(93,712)	(160,041)	(92,050)	(286,341)	(78,269)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	209,165	123,574	230,146	132,371	265,537	109,667
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	(84,774)	(42,311)	89,836	42,021	(4,409)	(5,259)
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	(23,997)	(16,885)	41,931	46,361	30,100	35,898
Compensation actually paid	876,272	652,772	1,264,503	814,529	929,307	582,974
(1)	The PEO was John W. Cash in 2024, 2023, and 2022. Jeffrey T. Klenda was our CEO in early 2022 prior to his retirement and Mr. Cash assumed the CEO position at that time
(2)	The Non-PEO NEOs were Steven M. Hatten and Roger L. Smith in 2024, 2023, and 2022.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total and average compensation in the covered year as described in the above Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid table. Changes in the market price of our Common Shares following the grant date of an award can significantly influence the CAP calculations.

The following table is intended to assist in understanding the CAP changes in the above tables:

	2022	2023	2024
Canadian dollar share price used for CAP and TSR calculations(1)	1.57	2.02	1.64
(1)	The Company’s stock and option awards are priced in Canadian dollars in accordance with the terms of the Amended and Restated Stock Option and RSU&EI Plans. All award adjustments in the Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid table above are initially calculated in Canadian dollars and then converted to U.S. dollars using exchange rates in effect for the respective periods.

The change in the market price of our Common Shares can greatly impact CAP calculations. Our share price increased from Canadian $1.57 in 2022 to Canadian $2.02 in 2023, then decreased to Canadian $1.64 in 2024. These changes significantly influenced the 2023 and 2024 CAP adjustments noted in the preceding Summary Compensation Table Adjustments to Arrive at Compensation Actually Paid.

Named Executive Officers, Footnote
(1)	The principal executive officer (the “PEO”) was John W. Cash in 2024, 2023, and 2022. Jeffrey T. Klenda was our CEO in early 2022 prior to his retirement and Mr. Cash assumed the CEO position at that time.

PEO Total Compensation Amount	$ 1,010,565	$ 1,133,845	$ 977,721
PEO Actually Paid Compensation Amount	$ 876,272	1,264,503	929,307
Adjustment To PEO Compensation, Footnote

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2024		2023		2022
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,010,565	727,047	1,133,845	726,784	977,721	555,000
Subtract summary compensation table Stock awards(3)	(76,067)	(44,941)	(71,214)	(40,958)	(53,301)	(34,063)
Subtract summary compensation table Option awards(3)	(158,620)	(93,712)	(160,041)	(92,050)	(286,341)	(78,269)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	209,165	123,574	230,146	132,371	265,537	109,667
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	(84,774)	(42,311)	89,836	42,021	(4,409)	(5,259)
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	(23,997)	(16,885)	41,931	46,361	30,100	35,898
Compensation actually paid	876,272	652,772	1,264,503	814,529	929,307	582,974
(1)	The PEO was John W. Cash in 2024, 2023, and 2022. Jeffrey T. Klenda was our CEO in early 2022 prior to his retirement and Mr. Cash assumed the CEO position at that time
(2)	The Non-PEO NEOs were Steven M. Hatten and Roger L. Smith in 2024, 2023, and 2022.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Non-PEO NEO Average Total Compensation Amount	$ 727,047	726,784	555,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 652,772	814,529	582,974
Adjustment to Non-PEO NEO Compensation Footnote

The table below provides the adjustments to the Summary Compensation Table amounts shown in the previous table to arrive at the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.

	2024		2023		2022
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEO	PEO	NEO	PEO	NEO
	Totals(1)	Averages(2)	Totals(1)	Averages(2)	Totals(1)	Averages(2)
Description	($)	($)	($)	($)	($)	($)
Summary compensation table Total compensation(3)	1,010,565	727,047	1,133,845	726,784	977,721	555,000
Subtract summary compensation table Stock awards(3)	(76,067)	(44,941)	(71,214)	(40,958)	(53,301)	(34,063)
Subtract summary compensation table Option awards(3)	(158,620)	(93,712)	(160,041)	(92,050)	(286,341)	(78,269)
Add fair value of awards granted during the covered year that are unvested at year end, determined as of covered year end(4)	209,165	123,574	230,146	132,371	265,537	109,667
Add change in fair value of awards granted in prior years that are unvested as of covered year end, determined based on the change in fair value from prior year end to covered year end(5)	(84,774)	(42,311)	89,836	42,021	(4,409)	(5,259)
Add change in fair value of awards granted in prior years that vest in the covered year, determined based on the change in fair value from prior year end to covered year vesting date(6)	(23,997)	(16,885)	41,931	46,361	30,100	35,898
Compensation actually paid	876,272	652,772	1,264,503	814,529	929,307	582,974
(1)	The PEO was John W. Cash in 2024, 2023, and 2022. Jeffrey T. Klenda was our CEO in early 2022 prior to his retirement and Mr. Cash assumed the CEO position at that time
(2)	The Non-PEO NEOs were Steven M. Hatten and Roger L. Smith in 2024, 2023, and 2022.
(3)	Reflects the total compensation, stock awards, and option awards reported in the Summary Compensation Table for the PEO and average compensation, stock awards, and option awards reported in the Summary Compensation Table for the non-PEO NEOs.
(4)	Reflects the fair value of the awards granted during the covered year that were unvested at the covered year end. The fair values were determined as of December 31 of each respective covered year.
(5)	Reflects the change in the fair value of the awards granted prior to the covered year that were unvested as of the covered year end. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to December 31 of each respective covered year.
(6)	Reflects the change in the fair value of the awards granted prior to the covered year that vested in the covered year. The change in the fair value of the awards was determined based on the change in the fair value from December 31 of each respective prior year end to the vesting date of the awards in the respective covered year.

Compensation Actually Paid vs. Total Shareholder Return	The following chart shows the relationship between CAP and the Company’s TSR for the covered periods.
Compensation Actually Paid vs. Net Income

The following chart shows the relationship between CAP and the Company’s net loss for the covered periods.

Our net loss increased from $17.1 million in 2022 to $30.7 million in 2023 and $53.2 million in 2024. We were not in commercial production during 2022, having previously reduced production levels in response to depressed uranium prices. In 2023, we initiated production activities at Lost Creek in response to a recovering uranium market and significantly increased development expenditures, which led to increased losses. In 2024, ramp up activities continued at Lost Creek and development activities commenced at Shirley Basin. Because we were not in production in 2022, initiated production in 2023, and continued development activities in 2024, net loss does not necessarily align with how the Company, or our Compensation Committee, views the link between the Company’s performance and executive pay. Therefore, we do not rely on the relationship of net income to executive compensation, nor directly target it as an incentive, in our compensation program.

Compensation Actually Paid vs. Company Selected Measure	However, our business and industry are heavily dependent upon the market price for uranium, which performed similarly to our share price performance, as shown in the following chart.
Total Shareholder Return Amount	$ 94.26	126.23	94.26
Net Income (Loss)	$ (53,189,000)	(30,656,000)	(17,140,000)
PEO Name	John W. Cash
Share Price | $ / shares				$ 1.64	$ 2.02	$ 1.57
Increase from $100 Investment due to share price performance	$ 94	126	94
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,165	230,146	265,537
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,774)	89,836	(4,409)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,997)	41,931	30,100
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,067)	(71,214)	(53,301)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,620)	(160,041)	(286,341)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,574	132,371	109,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,311)	42,021	(5,259)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,885)	46,361	35,898
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,941)	(40,958)	(34,063)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (93,712)	$ (92,050)	$ (78,269)